Schedule of accurals (Details) - Forekast limited [member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Statutory accruals	$ 45,050	$ 32,425
Other accruals	63,396	25,759
Accruals	$ 108,446	$ 58,184